Lease Right-of-Use Asset and Lease Liabilities - Summary of Maturity of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
2021	$ 4,092,830
2022	4,107,892
2023	4,145,246
2024	310,197
Total lease payments	12,656,165
Less: Interest	(1,051,639)
Total	$ 11,604,526	$ 1,835,717